Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$ 11,987	$ 12,324
Total gross deferred tax assets	$ 11,987	$ 12,324